Fixed Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 38,388	$ 5,514	¥ 34,597
Accumulated depreciation and impairment	(20,077)	(2,884)	(16,694)
Fixed assets, net	18,311	2,630	17,903
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	29,592	4,251	26,186
Office building
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,628	665	4,168
Office building related facility, machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,317	333	2,168
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	203	29	190
Office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	944	135	813
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	391	56	352
Construction in Progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 313	$ 45	¥ 720